Accounts Receivable, Net of Allowance for Expected Credit Losses (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net of Allowance for Expected Credit Losses
Schedule of accounts receivable

	June 30, 2023	June 30, 2022
	$’000	$’000
Accounts receivable – related parties	237	16
Trade receivables	45,574	28,559
	45,811	28,575
Less: Allowance for expected credit losses	(5,473)	(275)
Sales tax receivable	893	1,150
Other receivables	2,395	1,107
Total accounts receivables	43,626	30,557

schedule of accounts receivable noncurrent past due

	Expected credit loss rate		Carrying amount		Allowance for expected credit losses
	2023	2022	2023	2022	2023	2022
Consolidated	%	%	$’000	$’000	$’000	$’000
Less than 30 days past due	—	—	31,935	16,337	—	—
30 to 60 days past due	—	—	2,820	1,674	—	—
61 to 90 days past due	—	—	3,713	710	—	—
Greater than 90 days past due	74.5	2.8	7,343	9,854	(5,473)	(275)
			45,811	28,575	(5,473)	(275)

Schedule of changes in allowance for credit loss on accounts receivables

	June 30,2023	June 30, 2022
Provision	$’000	$’000
Opening balance of provision – July 1	(275)	(227)
Provision created during the year	(5,195)	(255)
Recoveries during the year	5	171
Foreign currency translation movements	(8)	36
Closing balance of provision – June 30	(5,473)	(275)